Note 6 - Long-term Debt - Maturities of Long-term Debt (Details) $ in Millions	Sep. 30, 2022 USD ($)
2023	$ 281.2
2024	156.6
2025	342.0
2026	312.5
2027	108.1
Spire Missouri [Member]
2023	250.0
2024	0.0
2025	300.0
2026	0.0
2027	0.0
Spire Alabama Inc [Member]
2023	0.0
2024	0.0
2025	35.0
2026	0.0
2027	$ 0.0